Related Party Transactions (Details) - Schedule of Due to Related Party - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Due to Related Party [Abstract]
Balance	$ 25,929	$ 25,336
Exchange difference	(685)	593
Balance	$ 25,244	$ 25,929